Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions
Related party transactions

40.        Related party transactions

The names of the related parties which had transactions with the Group for the year ended December 31, 2018 and the relationships with the Group are disclosed below:

Related party name	Relationship with the Group
Datang Microelectronics Technology Co., Ltd	A subsidiary of Datang Group
Datang Semiconductor Co., Ltd.	A subsidiary of Datang Group
Leadcore Technology Co., Ltd and Leadcore Technology (Hong Kong) Co., Ltd (“Leadcore”)	A subsidiary of Datang Group
Datang Telecom Group Finance Co., Ltd (“Datang Finance”)	A subsidiary of Datang Group
Brite Semiconductor (Shanghai) Corporation and its subsidiaries (“Brite”)	An associate of the Group
China Fortune-Tech Capital Co., Ltd (“China Fortune-Tech”)	An associate of the Group
Zhongxin Xiecheng Investment (Beijing) Co., Ltd (“Zhongxin Xiecheng”)	An associate of the Group
Jiangsu Changjiang Electronics Technology Co., Ltd (“JCET”) and its subsidiaries	An associate of the Group
Sino IC Leasing Co., Ltd (“Sino IC Leasing”)	An associate of the Group
Semiconductor Manufacturing Electronics (Shaoxing) Corp. (“SMEC”)	An associate of the Group
Ningbo Semiconductor International Corporation (”NSI”)	An associate of the Group

Trading transactions

During the year, group entities entered into the following trading transactions with related parties that are not members of the Group:

	Sale of goods			Sale of services
	Year ended			Year ended
	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Datang Microelectronics Technology Co., Ltd(1)	9,783	15,667	14,146	—	—	—
Datang Semiconductor Co., Ltd(1)	117	535	464	—	—	—
Leadcore(1)	2,018	3,960	3,267	—	—	—
Toppan	—	—	—	4,050	3,896	3,481
Brite	33,568	44,212	31,506	—	—	—
JCET and its subsidiaries	64	17	—	89	48	—
SMEC	11,346	—	—	—	—	—
NSI	862	—	—	2,128	—	—
China Fortune-Tech	—	—	—	—	—	65

	Purchase of goods			Purchase of services
	Year ended			Year ended
	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Datang Microelectronics Technology Co., Ltd(1)	—	—	—	106	—	—
Toppan	7,277	11,275	8,869	32	59	856
Zhongxin Xiecheng	—	—	—	—	—	4
Brite	—	—	25	96	2,016	2,887
China Fortune-Tech	—	—	—	352	959	313
Datang Finance(1)	—	—	—	—	—	15
JCET and its subsidiaries	9,923	1,778	1,097	819	620	1,189
Sino IC Leasing(1)	—	—	—	87,071	51,739	—

	Sale of equipment			Grant of licensing
	Year ended			Year ended
	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Sino IC Leasing(2)	306,750	661,455	249,162	—	—	—
SMEC(3)	68,829	—	—	163,845	—	—

The following balances were outstanding at the end of the reporting period:

	Amounts due from related			Amounts due to related
	parties			parties
	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Datang Microelectronics Technology Co., Ltd	3,379	4,279	6,354	—	—	—
Datang Semiconductor Co., Ltd	10	302	—	—	—	—
Leadcore	936	—	—	—	—	—
Toppan	2,365	670	615	737	888	2,414
Brite	10,775	12,951	6,507	—	—	279
JCET and its subsidiaries	47	21	—	948	3	736
SMEC	104,506	—	—	—	—	—
NSI	2,922	—	—	—	—	—
China Fortune-Tech	—	—	38	—	—	—
Sino IC Leasing(4)	44,702	—	—	—	—	—

(1)

The related party transactions in respect of (1) above constituted non-exempt continuing connected transactions as defined in Chapter 14A of the Listing Rules. Details are disclosed from Page 96 to Page132 Non-exempt Continuing Connect Transactions. The other party transactions did not constitute non-exempt continuing connected transaction under Chapter 14A of the Listing Rules.

(2)	Several batches of production equipment of the Group was sold and leased back under the below arrangements:

In July 2018, there were four arrangements in consideration of US$306.8 million entered into by the Group with Xinhe Leasing (Tianjin) Co., Ltd. (a wholly-owned subsidiary of Sino IC Leasing) in the form of a sale and leaseback transaction with a repurchase option.

In July 2017, there were seven arrangements in total consideration of US$410.8 million US$410.8 million entered into by the Group with Xincheng Leasing (Tianjin) Co., Ltd, Xindian Leasing (Tianjin) Co., Ltd and Xinlu Leasing (Tianjin) Co., Ltd. (the three leasing companies are wholly-owned subsidiaries of Sino IC Leasing) respectively, in the form of a sale and leaseback transaction with a repurchase option.

In February 2017 and December 2016, there were three and two arrangements in consideration of US$250.6 and US$249.2 million respectively, entered into by the Group with Sino IC Leasing (Tianjin) Co., Ltd. (a wholly-owned subsidiary of Sino IC Leasing) in the form of a sale and leaseback transaction with a repurchase option.

As the repurchase prices are set at the expected fair value and the Group is not reasonably certain that it will exercise the repurchase options, the above transactions have been accounted for a disposal of property, plant and equipment followed with an operating lease. The total future minimum lease payments under the lease arrangements please refer to Note 41.

(3)	In 2018, the technology licensing internally developed and not capitalized was authorized to SMEC with the revenue of US$163.8 million and no related cost of sales recognized by the Group.
(4)

On July 6, 2018 and August 10, 2018, SMIC Beijing has respectively subscribed for, an amount of RMB200.0 million (approximately US$30.2 million) and RMB100.0 million (approximately US$14.6 million) out of the total issue of an aggregate principal amount of RMB500.0 million of the oriented debt financing instrument issued by Sino IC Leasing, which was recorded as financial assets at amortized cost.

Compensation of key management personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including directors of the Company.

The remuneration of key management personnel during the year are as follows:

	year ended	year ended	year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Salaries, bonus and benefits	3,973	4,853	4,921
Equity-settled share-based payments	2,390	8,264	2,762
	6,363	13,117	7,683

The remuneration of key management personnel is determined by the Compensation Committee having regard to the Group’s profitability, business achievement, individual performance and market trends.

Arrangements/contracts for sale of self-developed living quarter unit

In January 2018, the Group sold self-developed living quarter unit amounted to  US$1.2 million to one director of the Company. In May 2018, the Group entered into arrangement/contracts with key management of the company for sale of self-developed living quarter unit and the amount of the consideration was approximately US$1.1 million. The transaction was not completed in March 2019.

In July 2018, the Group entered into arrangement/contracts with one one director of the company for sale of self-developed living quarter unit and the amount of the consideration was approximately US$0.9 million. The transaction was not completed as of the date of this annual report.

In 2016, the Group entered into arrangement/contracts with one of directors of the Company for sale of self-developed living quarter unit and the amount of the consideration is approximately US$1.0 million. The transaction was completed in March 2017.